Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
BP Employee Savings Plan (Plan No. 001)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	001
Participant loan, current value	$ 41,684,656
BP Employee Savings Plan (Plan No. 001) | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
BP Employee Savings Plan (Plan No. 001) | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
BP Partnership Savings Plan (Plan No. 051)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	051
Participant loan, current value	$ 187,795
BP Partnership Savings Plan (Plan No. 051) | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
BP Partnership Savings Plan (Plan No. 051) | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	100
Participant loan, current value	$ 3,687,098
BPX Energy Employee Savings Plan (Plan No. 100) | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
BPX Energy Employee Savings Plan (Plan No. 100) | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
BP DirectSave Plan (Plan No. 052)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	052
Participant loan, current value	$ 998,935
BP DirectSave Plan (Plan No. 052) | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
BP DirectSave Plan (Plan No. 052) | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	8.50%
Archaea Employee Savings Plan (Plan No. 101)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	101
Participant loan, current value	$ 1,578,765
Archaea Employee Savings Plan (Plan No. 101) | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Archaea Employee Savings Plan (Plan No. 101) | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%